TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Brookfield Renewables Trade Receivables and Other Current Assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2024	2023
Trade receivables	$808	$662
Collateral deposits(1)	197	178
Short term deposits and advances	200	23
Sales tax receivable	193	94
Prepaids and others	174	127
Inventory	154	111
Income tax receivables	71	74
Current portion of contract asset	65	61
Other short-term receivables	262	187
	$2,124	$1,517
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.